FLEXSHARES TRUST

50 South LaSalle Street

Chicago, Illinois 60603

October 31, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Monique Botkin

Re:	FlexShares® Trust (the “Trust”)

Post-Effective Amendment No. 48 to Registration Statement on Form

N-1A (File Nos. 333-173967 and 811-22555)

Dear Ms. Botkin:

The Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A (“”Amendment”). The Trust further acknowledges that staff comments or changes to disclosure in response to staff comments on the Amendment may not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to the Amendment. The Trust further acknowledges that it may not assert staff comments as a defense in any proceeding initiated by the Commission or any party under the federal securities laws of the United States of America.

Very truly yours,

FlexShares Trust

By:	/s/ Peter K. Ewing
Peter K. Ewing
Vice President